Summary of Significant Accounting Policies - Schedule Of Condensed Income Statement And Cash Flow Statement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating revenue, net	¥ 2,630,707	$ 370,527	¥ 2,801,768	¥ 3,205,914
Net profit (loss) for the year	167,221		607,717	(1,574,080)
Net cash (used in)/provided by operating activities	406,516	57,258	765,705	(1,096,652)
Net cash (used in)/provided by investing activities	(1,172,960)	(165,208)	(139,819)	(846,898)
Net cash used in financing activities	(377,238)	$ (53,133)	(57,457)	2,119,670
VIE
Operating revenue, net	2,331,678		2,623,738	3,193,807
Net profit (loss) for the year	697,935		1,210,591	(505,603)
Net cash (used in)/provided by operating activities	804,351		1,285,615	(240,527)
Net cash (used in)/provided by investing activities	¥ (681,995)		¥ 347,543	¥ (99,240)